Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Basis of Presentation and Principles of Consolidation

The ExOne Company and Subsidiaries (ExOne), formerly The Ex One Company, LLC, is a corporation organized under the laws of the state of Delaware. Refer to Note 19 for description of the reorganization of The Ex One Company, LLC to The ExOne Company effective January 1, 2013. The consolidated financial statements include the accounts of ExOne, its wholly-owned subsidiaries, ExOne Americas LLC (United States), ExOne GmbH (Germany) and Ex One KK (Japan), and two variable interest entities in which ExOne is the primary beneficiary, Lone Star Metal Fabrication, LLC (Lone Star) and Troy Metal Fabricating, LLC (TMF). Collectively, the consolidated group is referred to as “the Company.”

At December 31, 2012 and 2011, ExOne leased property and equipment from Lone Star and TMF. ExOne does not have an ownership interest in Lone Star or TMF. ExOne is the primary beneficiary of Lone Star and TMF in accordance with the guidance issued by the Financial Accounting Standards Board (FASB) on the consolidation of variable interest entities (VIEs), as ExOne guarantees certain long-term debt of both Lone Star and TMF and governs these entities through common ownership. This guidance requires certain VIEs to be consolidated when an enterprise has the power to direct the activities of the VIE that most significantly impact VIE economic performance and who has the obligation to absorb losses or the right to receive benefits of the VIE that could potentially be significant to the VIE. The consolidated financial statements therefore include the accounts of Lone Star and TMF. The assets of Lone Star and TMF can only be used to settle obligations of Lone Star and TMF, and the creditors of Lone Star and TMF do not have recourse to the general credit of ExOne.

The consolidated financial statements of the Company are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). All material intercompany transactions and balances have been eliminated in consolidation. Certain amounts in previously issued consolidated financial statements have been reclassified to conform to the 2012 presentation.

Going Concern

The Company has incurred net losses of approximately $9,688, $7,617 and $5,180 for 2012, 2011 and 2010, respectively. Prior to reorganization (Note 19) the Company operated as a limited liability company and was substantially supported by the continued financial support provided by its majority member. These conditions raise substantial doubt as to the Company’s ability to continue as a going concern. On February 12, 2013, in connection with the completion of its initial public offering (IPO) (Note 19) the Company received unrestricted net proceeds from the sale of its common stock of approximately $91,996. Management believes that the unrestricted net proceeds obtained through this transaction will be sufficient to support the Company’s operations through at least January 1, 2014 (the measurement period for such determination), and no longer believes substantial doubt as to the Company’s ability to continue as a going concern to exist.

Use of Estimates

The preparation of these consolidated financial statements requires the Company to make certain judgments, estimates and assumptions regarding uncertainties that affect the reported amounts of assets, liabilities, revenue and expenses and related disclosure of contingent assets and liabilities. Areas that require significant judgments, estimates and assumptions include accounting for inventories (including the allowance for slow moving and obsolete inventory); product warranty reserves; equity-based compensation (including the fair value of the Company’s common units used to measure equity-based compensation); income taxes (including the valuation allowance on certain deferred tax assets) and future cash flow estimates associated with long-lived assets for purposes of impairment testing. The Company bases its estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which forms the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results may differ from these estimates.

Foreign Currency

The local currency is the functional currency for significant operations outside of the United States. The determination of the functional currency of an operation is made based upon the appropriate economic and management indicators.

Foreign currency assets and liabilities are translated into their U.S. dollar equivalents based upon year end exchange rates, and are included in members’ equity (deficit) as a component of comprehensive loss. Revenues and expenses are translated at average exchange rates. Transaction gains and losses that arise from exchange rate fluctuations are charged to operations as incurred, except for gains and losses associated with intercompany receivables and payables for which settlement is not planned or anticipated in the foreseeable future, which are included in other comprehensive income (loss) in the consolidated statement of operations and comprehensive loss.

The Company transacts business globally and is subject to risks associated with fluctuating foreign exchange rates. Approximately 72.8%, 70.0% and 70.7% of the consolidated revenue of the Company was derived from transactions outside the United States for 2012, 2011 and 2010, respectively. This revenue is generated primarily from wholly-owned subsidiaries operating in their respective countries and surrounding geographic areas. This revenue is primarily denominated in each subsidiary’s local functional currency, including the Euro and Japanese Yen.

Revenue Recognition

Revenue from the sale of 3D printing machines and related 3D printed parts and materials is recognized upon transfer of title, generally upon shipment. Revenue from the performance of contract services or production services is generally recognized when either the services are performed or the finished product is shipped. Revenue for all deliverables in a sales arrangement is recognized provided that persuasive evidence of a sales arrangement exists, both title and risk of loss have passed to the customer and collection is reasonably assured. Persuasive evidence of a sales arrangement exists upon execution of a written sales agreement or signed purchase order that constitutes a fixed and legally binding commitment between the Company and its customer. In instances where revenue recognition criteria are not met, amounts are recorded as deferred revenue and customer prepayments in the consolidated balance sheets.

The Company enters into sales arrangements that may provide for multiple deliverables to a customer. Sales of machines may include consumables, maintenance services, and training and installation. The Company identifies all goods and services that are to be delivered separately under a sales arrangement and allocates revenue to each deliverable based on relative fair values. Fair values are generally established based on the prices charged when sold separately by the Company. In general, revenues are separated between machines, consumables, maintenance services and installation and training services. The allocated revenue for each deliverable is then recognized ratably based on relative fair values of the components of the sale. The Company also evaluates the impact of undelivered items on the functionality of delivered items for each sales transaction and, where appropriate, defers revenue on delivered items when that functionality has been affected. Functionality is determined to be met if the delivered products or services represent a separate earnings process. Revenue from maintenance services as well as installation is recognized at the time of performance.

The Company provides customers with a standard warranty on all machines generally over a period of twelve months from the date of installation at the customer’s site. The warranty is not treated as a separate service because the warranty is an integral part of the sale of the machine. After the initial one year warranty period, the Company offers its customers optional maintenance contracts. Deferred maintenance service revenue is recognized when the maintenance services are performed since the Company has historical evidence that indicates that the costs of performing the services under the contract are not incurred on a straight-line basis.

The Company sells equipment with embedded software to its customers. The embedded software is not sold separately and it is not a significant focus of the Company’s marketing effort. The Company does not provide post-contract customer support specific to the software or incur significant costs that are within the scope of FASB guidance on accounting for software to be leased or sold. Additionally, the functionality that the software provides is marketed as part of the overall product. The software embedded in the equipment is incidental to the equipment as a whole such that the FASB guidance referenced above is not applicable. Sales of these products are recognized in accordance with FASB guidance on accounting for multiple-element arrangements.

Shipping and handling costs billed to customers for machine sales and sales of consumables are included in revenue in the consolidated statement of operations and other comprehensive loss. Costs incurred by the Company associated with shipping and handling are included in cost of sales in the consolidated statement of operations and comprehensive loss.

The Company’s terms of sale generally require payment within 30 to 60 days after shipment of a product, although the Company also recognizes that longer payment periods are customary in some countries where it transacts business. To reduce credit risk in connection with machine sales, the Company may, depending upon the circumstances, require certain amounts be prepaid prior to shipment. In some circumstances, the Company may require payment in full for its products prior to shipment and may require international customers to furnish letters of credit. These prepayments are reported as deferred revenue and customer prepayments in the consolidated balance sheets. Production and contract services are billed on a time-and-materials basis. Services under maintenance contracts are billed to customers upon performance of services in accordance with the contract.

Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturities when purchased of three months or less to be cash equivalents. The Company’s policy is to invest cash in excess of short-term operating and debt-service requirements in such cash equivalents. These instruments are stated at cost, which approximates fair value because of the short maturity of the instruments. The Company maintains cash balances with financial institutions located in the United States, Germany, and Japan. The Company places its cash with high quality financial institutions and believes its risk of loss is limited; however, at times, account balances may exceed international and federally insured limits. The Company has not experienced any losses associated with these cash balances.

Accounts Receivable

Accounts receivable are reported at their net realizable value. The Company’s estimate of the allowance for doubtful accounts related to trade receivables is based on the Company’s evaluation of customer accounts with past-due outstanding balances or specific accounts for which it has information that the customer may be unable to meet its financial obligations. Based upon review of these accounts, and management’s analysis and judgment, the Company records a specific allowance for that customer’s accounts receivable balance to reduce the outstanding receivable balance to the amount expected to be collected. The allowance is re-evaluated and adjusted periodically as additional information is received that impacts the allowance amount reserved. At December 31, 2012 and 2011, the allowance for doubtful accounts was approximately $83 and $43, respectively.

Inventories

The Company values all of its inventories at the lower of cost, as determined on the first-in, first-out (FIFO) method or market value. Overhead is allocated to work in progress and finished goods based upon normal capacity of the Company’s production facilities. Fixed overhead associated with production facilities that are being operated below normal capacity are recognized as a period expense rather than being capitalized as a product cost. An allowance for slow-moving and obsolete inventories is provided based on historical experience and current product demand. These provisions reduce the cost basis of the respective inventory and are recorded as a charge to cost of sales. At December 31, 2012 and 2011, the allowance for slow-moving and obsolete inventories was approximately $891 and $1,401, respectively.

Property and Equipment

Property and equipment are recorded at cost and depreciated on a straight-line basis over the estimated useful lives of the related assets, generally three to twenty-five years. Leasehold improvements are amortized on a straight-line basis over the shorter of (i) their estimated useful lives or (ii) the estimated or contractual lives of the related leases. Gains or losses from the sale of assets are recognized upon disposal or retirement of the related assets and are generally recorded in other (income) expense — net on the statement of consolidated operations and comprehensive loss. Repairs and maintenance are charged to expense as incurred.

The Company evaluates long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets (asset group) may not be recoverable. Recoverability of assets is determined by comparing the estimated undiscounted net cash flows of the operations related to the assets (asset group) to their carrying amount. An impairment loss would be recognized when the carrying amount of the assets (asset group) exceeds the estimated undiscounted net cash flows. The amount of the impairment loss to be recorded is calculated as the excess of carrying value of assets (asset group) over their fair value, with fair value determined using the best information available, which generally is a discounted cash flow model. The determination of what constitutes an asset group, the associated undiscounted net cash flows, and the estimated useful lives of assets require significant judgments and estimates by management. No impairment loss was recorded by the Company during 2012, 2011 or 2010.

Product Warranty Reserves

Substantially all of the Company’s 3D printing machines are covered by a warranty, generally over a period of twelve months from the date of installation at the customer’s site. A liability is recorded for future warranty costs in the same period in which the related revenue is recognized. The liability is based upon anticipated parts and labor costs using historical experience. The Company periodically assesses the adequacy of the product warranty reserves based on changes in these factors and records any necessary adjustments if actual experience indicates that adjustments are necessary. Future claims experience could be materially different from prior results because of the introduction of new, more complex products, a change in the Company’s warranty policy in response to industry trends, competition or other external forces, or manufacturing changes that could impact product quality. In the event that the Company determines that its current or future product repair and replacement costs exceed estimates, an adjustment to these reserves would be charged to cost of sales in the statement of consolidated operations and comprehensive loss in the period such a determination is made. At December 31, 2012 and 2011, product warranty reserves were approximately $554 and $117, respectively, and were included in accrued expenses and other current liabilities in the consolidated balance sheets.

Income Taxes

Prior to reorganization (Note 19), the Company was organized as a limited liability company. Under the provisions of the Internal Revenue Code and similar state provisions, the Company was taxed as a partnership and was not liable for income taxes. Instead, earnings and losses were included in the tax returns of its members. Therefore, the consolidated financial statements do not reflect a provision for U.S. federal or state income taxes.

The Company’s subsidiaries in Germany and Japan are taxed as corporations under the taxing regulations of Germany and Japan, respectively. As a result, the consolidated statement of operations and comprehensive loss includes tax expense related to these foreign jurisdictions. Any undistributed earnings are intended to be permanently reinvested in the respective subsidiaries.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities based upon the technical merits of the position. The tax benefits recognized in the financial statements from such positions are then measured based upon the largest amount that has a greater than 50% likelihood of being realized upon settlement. Tax benefits that do not meet the more likely than not criteria are recognized when effectively settled, which generally means that the statute of limitations has expired or that appropriate taxing authority has completed its examination even through the statute of limitations remains open. Interest and penalties related to uncertain tax positions are recognized as part of the provision for income taxes and are accrued beginning in the period that such interest and penalties would be applicable under relevant tax law until such time that the related tax benefits are recognized.

The Company recognizes deferred tax assets and liabilities for the differences between the financial statement carrying amounts and the tax basis of assets and liabilities of the Company’s wholly-owned subsidiaries in Germany and Japan using enacted tax rates in effect in the years in which the differences are expected to reverse. Valuation allowances are established when necessary to reduce foreign deferred tax assets to the amount expected to be realized (Note 15).

Derivative Financial Instruments

The Company is exposed to market risk from changes in interest rates and foreign currency exchange rates, which may adversely affect its results of operations and financial condition. The Company seeks to minimize these risks through regular operating and financing activities and, when the Company considers it to be appropriate, through the use of derivative financial instruments.

The Company holds interest rate swaps for the purpose of managing risks related to the variability of future earnings and cash flows caused by changes in interest rates. The Company has elected not to prepare and maintain the documentation required to qualify for hedge accounting treatment and therefore, all gains and losses (realized or unrealized) related to derivative instruments are recognized as interest expense in the statement of consolidated operations and comprehensive loss. Fair value of the interest rate swaps are reported as accrued expenses and other current liabilities in the consolidated balance sheets. The Company does not purchase, hold or sell derivative financial instruments for trading or speculative purposes.

The Company is exposed to credit risk if the counterparties to such transactions are unable to perform their obligations. However, the Company seeks to minimize such risk by entering into transactions with counterparties that are believed to be creditworthy financial institutions.

The Company held no foreign currency contracts in 2012 or 2011. During 2010, the Company entered into a foreign currency contract to hedge its exposure arising from the sale of inventory. The Company recognized a loss of approximately $76 during 2010 in connection with this transaction and the termination of this contract.

Taxes on Revenue Producing Transactions

Taxes assessed by governmental authorities on revenue producing transactions, including sales, excise, value added and use taxes, are recorded on a net basis (excluded from revenue) in the consolidated statement of operations and comprehensive loss.

Research and Development

The Company is continuously involved in research and development of new methods and technologies relating to its products. All research and development costs are charged to expense as incurred.

Advertising

Advertising costs are charged to expense as incurred, and were not significant for 2012, 2011 or 2010.

Defined Contribution Plan

The Company sponsors a defined contribution savings plan under section 401(k) of the Internal Revenue Code. Under the plan, participating employees in the United States may elect to defer a portion of their pre-tax earnings, up to the Internal Revenue Service’s annual contribution limit. The Company makes matching contributions of 50% of the first 8% of employee contributions, subject to certain Internal Revenue Service limitations. The Company’s matching contributions to the plan were approximately $90, $87 and $57 in 2012, 2011 and 2010, respectively.

Equity-Based Compensation

The Company recognizes compensation expense for equity-based grants using the straight-line attribution method, in which the expense (net of estimated forfeitures) is recognized ratably over the requisite service period based on the grant date fair value. Fair value of equity-based awards is estimated on the date of grant using the Black-Scholes pricing model. The Company recognized approximately $7,735 in equity-based compensation during 2012 (Note 12). There was no equity-based compensation expense recognized during 2011 or 2010.

Recently Adopted Accounting Guidance

On January 1, 2012, ExOne adopted changes issued by the FASB to conform existing guidance regarding fair value measurement and disclosure between GAAP and International Financial Reporting Standards. These changes both clarify the FASB’s intent about the application of existing fair value measurement and disclosure requirements and amend certain principles or requirements for measuring fair value or for disclosing information about fair value measurements. The clarifying changes relate to the application of the highest and best use and valuation premise concepts, measuring the fair value of an instrument classified in a reporting entity’s equity, and disclosure of quantitative information about unobservable inputs used for Level 3 fair value measurements. The amendments relate to measuring the fair value of financial instruments that are managed within a portfolio; application of premiums and discounts in a fair value measurement; and additional disclosures concerning the valuation processes used and sensitivity of the fair value measurement to changes in unobservable inputs for those items categorized as Level 3, a reporting entity’s use of a nonfinancial asset in a way that differs from the asset’s highest and best use, and the categorization by level in the fair value hierarchy for items required to be measured at fair value for disclosure purposes only. Other than the additional disclosure requirements (see Note 16), the adoption of these changes had no impact on the consolidated financial statements.

On January 1, 2012, ExOne adopted changes issued by the FASB to the presentation of comprehensive income (loss). These changes give an entity the option to present the total of comprehensive income (loss), the components of net income (loss), and the components of other comprehensive income (loss) either in a single continuous statement or in two separate but consecutive statements. The option to present components of other comprehensive income (loss) as part of the statement of changes in members’ equity was eliminated. The items that must be reported in other comprehensive income (loss) or when an item of other comprehensive income (loss) must be reclassified to net income (loss) were not changed. Additionally, no changes were made to the calculation and presentation of earnings per share (unit). The Company elected to present the single continuous statement option. Other than the change in presentation, the adoption of these changes had no impact on the consolidated financial statements.